Stockholders' Equity - Stock option activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares :
Options outstanding as at the beginning of the period (in shares)	53,333	2,603,333	2,603,333	2,500,000
Granted (in shares)	150,000			257,674
Forfeited (in shares)		(28,125)		(154,341)
Expired (in shares)		(2,521,875)
Options outstanding as at the end of the period (in shares)	203,333	53,333	2,603,333	2,603,333	2,500,000
Weighted Average Exercise Price :
Options outstanding as at the beginning of the period (in dollars per share)	$ 18.24	$ 1.13	$ 1.13	$ 0.37
Granted (in dollars per share)	16.84			18.76
Forfeited (in dollars per share)		21.08		18.19
Expired (in dollars per share)		0.55
Options outstanding as at the end of the period (in dollars per share)	$ 17.21	$ 18.24	$ 1.13	$ 1.13	$ 0.37
Weighted Average Remaining Contractual Life (Years) :
Weighted Average Remaining Contractual Life	3 years 5 months 4 days	5 months 26 days	2 months 19 days	1 year 4 months 2 days	2 years 1 month 2 days